Investments - Schedule of Investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Investments in marketable securities, Beginning balance	$ 5,403
Investments in marketable securities, Ending balance	8,750	$ 5,403
Non-current assets:
Investment in associate, Beginning balance	913
Investment in associate, Ending balance	1,074	913
Investments in Marketable Securities [Member]
Current assets:
Investments in marketable securities, Beginning balance	5,403	3,750
Investments in marketable securities, Fair value through other comprehensive income	3,347	1,653
Investments in marketable securities, Loss from investment in associate
Investments in marketable securities, Additions
Investments in marketable securities, Ending balance	8,750	5,403
Investment in Associate [Member]
Non-current assets:
Investment in associate, Beginning balance	913	1,247
Investment in associate, Fair value through other comprehensive income (loss)
Investment in associate, Loss of associate	(523)	(334)
Investment in associate ,Additions	684
Investment in associate, Ending balance	$ 1,074	$ 913